Note 16 - Financial Assets and Liabilities - Gain (Loss) on Trading Securities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Realized gain (loss)	$ 5,913	$ (1,305)
Unrealized gain (loss)	2,564	(180)
Total gain (loss)	8,477	(1,485)
Long position trading securities [member]
Statement Line Items [Line Items]
Realized gain (loss)	6,278	(1,353)
Unrealized gain (loss)	2,564	(169)
Total gain (loss)	8,842	(1,522)
Short position trading securities [member]
Statement Line Items [Line Items]
Realized gain (loss)	(365)	48
Unrealized gain (loss)		(11)
Total gain (loss)	$ (365)	$ 38